SIGNIFICANT ACCOUNTING POLICIES - Value added taxes (Details) - USD ($) $ in Millions	4 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Value added tax rate on gross sales (in percent)	17.00%	13.00%	16.00%
Value added tax rate for general VAT payer (in percent)				6.00%
Value added tax rate for small scale VAT payer (in percent)				3.00%
GST rate				7.00%
Minimum taxable turnover for the past 12 months for gst rate of 7%				$ 1
Minimum taxable turnover in the next 12 months for gst rate of 7%				$ 1